Note 1 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 15, 2014 Subsequent Event [Member]	Dec. 31, 2013 Building [Member] Minimum [Member]	Dec. 31, 2013 Building [Member] Maximum [Member]	Dec. 31, 2013 Equipment [Member] Minimum [Member]	Dec. 31, 2013 Equipment [Member] Maximum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Operating Segments	1
Restricted Cash and Cash Equivalents	$ 657,000	$ 653,000
Property, Plant and Equipment, Useful Life				20 years	40 years	3 years	10 years
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	40,857
Finite-Lived Intangible Assets, Amortization Expense, Year Two	40,857
Finite-Lived Intangible Assets, Amortization Expense, Year Three	40,857
Finite-Lived Intangible Assets, Amortization Expense, Year Four	$ 10,215
Dividends Payable, Amount Per Share (in Dollars per share)			$ 0.10